UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-05502

                             Comstock Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                     Rye, New York  10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                     Rye, New York  10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Comstock Capital Value Fund

Semiannual Report

October 31, 2015

To Our Shareholders,

For the six months ended October 31, 2015, the net asset value (“NAV”) per Class A Share of the Comstock Capital Value Fund decreased 0.4% compared with an increase of 0.8% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of October 31, 2015.

Comparative Results

Average Annual Returns through October 31, 2015† (Unaudited)
	Six Months	1 Year	5 Year	10 Year	15 Year	Since April 28, 1987 (a)	Since Inception (10/10/85)
Class A (DRCVX)
Without sales charge	(0.39)%	(8.93)%	(17.24)%	(11.04)%	(6.91)%	(5.70)%	(3.95)%
With sales charge (b)	(6.12)	(14.17)	(18.21)	(11.57)	(7.27)	(5.89)	(4.14)
Class AAA (COMVX) ††	(0.13)	(8.69)	(17.19)	(11.02)	(6.89)	(5.69)	(3.94)
Class C (CPCCX) ††
Without contingent deferred sales charge	(0.59)	(9.41)	(17.93)	(11.70)	(7.59)	(6.25)	(4.48)
With contingent deferred sales charge (c)	(1.58)	(10.32)	(17.93)	(11.70)	(7.59)	(6.25)	(4.48)
Class R (CPCRX) ††	0.00	(8.34)	(17.00)	(10.79)	(6.71)	(5.51)	(3.77)
S&P 500 Index	0.77	5.20	14.33	7.85	4.55	9.62(d)	10.97(e)

In the current prospectuses dated August 28, 2015, the expense ratios for Comstock Capital Value Fund Class AAA, A, C, and R Shares are 2.42%, 2.42%, 3.17%, and 2.17%, respectively. Class AAA and Class R Shares have no sales charge. See page 8 for the expense ratios for the six months ended October 31, 2015. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	On April 28, 1987, the Comstock Capital Value Fund’s previous investment adviser assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	Since April 30, 1987, the date closest to the Fund’s inception date for which data is available.
(e)	Since September 30, 1985, the date closest to the Fund’s current investment objective inception date for which data is available.
†

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to October 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Comstock Capital Value Fund utilizes short selling and derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

††

The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on December 8, 2008, and Class C Shares and Class R Shares on August 22, 1995. The actual performance of the Class C Shares would have been lower and the Class AAA Shares and Class R Shares would have been higher due to the expenses associated with the Class A Shares.

Comstock Capital Value Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from May 1, 2015 through October 31, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:  This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/15	Ending Account Value 10/31/15	Annualized Expense Ratio	Expenses Paid During Period*

Comstock Capital Value Fund

Actual Fund Return
Class AAA	$1,000.00	$ 998.70	3.05%	$15.32
Class A	$1,000.00	$ 996.10	3.05%	$15.30
Class C	$1,000.00	$ 994.10	3.80%	$19.05
Class R	$1,000.00	$1,000.00	2.80%	$14.08
Hypothetical 5% Return
Class AAA	$1,000.00	$1,009.80	3.05%	$15.41
Class A	$1,000.00	$1,009.80	3.05%	$15.41
Class C	$1,000.00	$1,006.03	3.80%	$19.16
Class R	$1,000.00	$1,011.06	2.80%	$14.15
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of October 31, 2015:

Comstock Capital Value Fund

Long Positions	Percent
U.S. Government Obligations	90.7
Common Stocks	6.2
Index Put Options Purchased	1.0
Other Assets and Liabilities (Net)	48.8

Short Positions
Computer Software and Services	(8.3)
Diversified Industrial	(4.5)
Financial Services	(4.1)
Machinery	(3.1)
Metals and Mining	(3.0)
Index Futures Contracts	(2.6)
Energy and Utilities	(2.5)
Retail	(2.5)

Short Positions (Continued)	Percent
Health Care	(1.8)
Business Services	(1.8)
Agriculture	(1.8)
Transportation	(1.6)
Consumer Products	(1.5)
Exchange Traded Funds	(1.2)
Consumer Services	(1.1)
Automotive	(1.1)
Equipment and Supplies	(1.0)
Cable and Satellite	(0.8)
Broadcasting	(0.8)
Specialty Chemicals	(0.8)
Electronics	(0.8)

100.0

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund

Schedule of Investments — October 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 6.2%
	Exchange Traded Funds — 6.2%
5,000	iShares 7-10 Year Treasury Bond ETF	$536,000	$535,100
60,000	PowerShares DB US Dollar Index Bullish Fund†	1,495,662	1,515,000
5,000	SPDR Gold Shares†	552,850	546,500

		2,584,512	2,596,600

	TOTAL COMMON STOCKS	2,584,512	2,596,600

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 90.7%
$37,944,000	U.S. Treasury Bills, 0.005% to 0.240%††, 11/05/15 to 04/21/16(a)	37,931,121	37,932,515

Number of Contracts		Expiration Date/Exercise Price
	INDEX PUT OPTIONS PURCHASED (b)† — 1.0%
100	J.B. Hunt Transport Services Inc.	Nov. 15/70	3,500
105	S&P 500 Index	Mar. 16/1950	430,500

	TOTAL INDEX PUT OPTIONS PURCHASED (Cost $732,024)		434,000

	TOTAL INVESTMENTS — 97.9% (Cost $41,247,657)		40,963,115

	SECURITIES SOLD SHORT — (44.1)% (Proceeds received $19,720,657)		(18,445,906)

Number of Contracts		Expiration Date	Unrealized Depreciation
	INDEX FUTURES CONTRACTS—SHORT POSITION (c) — (2.6)%
42	Nasdaq 100 Index Futures (E-Mini)	12/18/15	(386,493)
30	Russell 2000 Index Futures (Mini)	12/18/15	(91,748)
95	S&P 500 Index Futures (E-Mini)	12/18/15	(624,117)

	TOTAL INDEX FUTURES CONTRACTS — SHORT POSITION		(1,102,358)

			Market Value
	Other Assets and Liabilities (Net) — 48.8%		20,401,499

	NET ASSETS — 100.0%		$41,816,350

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (44.1)%
	Agriculture — (1.8)%
4,500	Monsanto Co.	$398,982	$419,490
16,000	Potash Corp of Saskatchewan Inc.	510,592	323,680

		909,574	743,170

	Automotive — (1.1)%
13,000	General Motors Co.	400,575	453,830

	Broadcasting — (0.8)%
7,300	CBS Corp., Cl. B	396,766	339,596

	Business Services — (1.8)%
1,800	CoStar Group Inc.	332,489	365,526
5,400	Nordson Corp.	344,811	384,696

		677,300	750,222

	Cable and Satellite — (0.8)%
8,000	EchoStar Corp., Cl. A	399,452	358,640

	Computer Software and Services — (8.3)%
2,300	Baidu Inc., ADR	339,573	431,181
5,800	Cerner Corp.	390,833	384,482
6,400	Computer Sciences Corp.	387,947	426,176
9,000	Envestnet Inc.	395,852	268,740
4,300	NetSuite Inc.	395,031	365,801
6,200	salesforce.com Inc.	434,025	481,802
15,000	Veeva Systems Inc., Cl. A	417,831	380,550
12,000	VeriFone Systems Inc.	365,687	361,680
5,000	Workday Inc., Cl. A	391,904	394,850

		3,518,683	3,495,262

	Consumer Products — (1.5)%
6,200	Colgate-Palmolive Co.	386,675	411,370
4,000	Fossil Group Inc.	412,461	217,640

		799,136	629,010

	Consumer Services — (1.1)%
14,800	HomeAway Inc.	400,137	467,088

	Diversified Industrial — (4.5)%
3,100	3M Co.	423,062	487,351
4,600	Honeywell International Inc.	426,150	475,088
5,400	Illinois Tool Works Inc.	437,452	496,476
13,000	Timken Co.	500,323	410,800

		1,786,987	1,869,715

	Electronics — (0.8)%
6,800	Emerson Electric Co.	395,590	321,164

	Energy and Utilities — (2.5)%
7,000	Cheniere Energy Inc.	379,387	346,640
13,000	PPL Corp.	390,206	447,200

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — October 31, 2015 (Unaudited)

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT (Continued)
	Energy and Utilities (Continued)
8,000	SolarCity Corp.	$392,649	$237,200

		1,162,242	1,031,040

	Equipment and Supplies — (1.0)%
7,800	Crown Holdings Inc.	376,628	413,712

	Exchange Traded Funds — (1.2)%
2,300	Direxion Daily Small Cap Bull 3X Shares	186,993	158,148
20,000	iShares S&P GSCI Commodity Indexed Trust	396,917	341,400

		583,910	499,548

	Financial Services — (4.1)%
10,000	BancorpSouth Inc.	199,026	249,300
7,300	Discover Financial Services	385,185	410,406
8,200	Franklin Resources Inc.	396,019	334,232
7,600	The Bank of Nova Scotia	397,984	357,048
9,200	The Toronto-Dominion Bank	400,068	377,384

		1,778,282	1,728,370

	Health Care — (1.8)%
1,900	McKesson Corp.	373,587	339,720
5,700	Medtronic plc	398,738	421,344

		772,325	761,064

	Machinery — (3.1)%
6,000	Caterpillar Inc.	389,091	437,940
4,000	Cummins Inc.	439,592	414,040
6,700	FMC Technologies Inc.	381,937	226,661
12,500	Joy Global Inc.	486,771	214,750

		1,697,391	1,293,391

Shares		Proceeds	Market Value
	Metals and Mining — (3.0)%
8,700	BHP Billiton Ltd., ADR	$506,047	$286,143
10,000	Nucor Corp.	404,346	423,000
20,000	Southern Copper Corp.	587,981	555,200

		1,498,374	1,264,343

	Retail — (2.5)%
7,300	Dick’s Sporting Goods Inc.	349,867	325,215
7,300	Ross Stores Inc.	353,422	369,234
11,700	Urban Outfitters Inc.	342,118	334,620

		1,045,407	1,029,069

	Specialty Chemicals — (0.8)%
9,300	Cabot Corp.	391,630	334,242

	Transportation — (1.6)%
2,200	FedEx Corp.	331,046	343,310
4,000	Norfolk Southern Corp.	399,222	320,120

		730,268	663,430

	TOTAL SECURITIES SOLD SHORT	$19,720,657	$18,445,906

(a)	At October 31, 2015, $28,100,000 of the principal amount was pledged as collateral for securities sold short and futures contracts.
(b)	At October 31, 2015, all of the options purchased were held at Pershing LLC.
(c)	At October 31, 2015, all of the futures contracts sold were held at UBS Securities LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Assets and Liabilities

October 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $41,247,657)	$40,963,115
Cash	4,583
Cash pledged for futures contracts	783,800
Deposit at brokers (including proceeds from securities sold short of $19,720,657)	18,523,155
Receivable for Fund shares sold	170,117
Variation margin receivable	67,515
Prepaid expenses	35,939

Total Assets	60,548,224

Liabilities:
Securities sold short, at value	18,445,906
Payable for Fund shares redeemed	137,945
Dividends payable on securities sold short	16,781
Payable for investment advisory fees	37,837
Payable for distribution fees	13,048
Other accrued expenses	80,357

Total Liabilities	18,731,874

Net Assets (applicable to 5,556,322 shares outstanding)	$41,816,350

Net Assets Consist of:
Paid-in capital	$202,629,136
Accumulated net investment loss	(980,492)
Accumulated net realized loss on investments, securities sold short, and futures contracts	(159,720,145)
Net unrealized depreciation on investments	(284,542)
Net unrealized appreciation on securities sold short	1,274,751
Net unrealized depreciation on futures contracts	(1,102,358)

Net Assets	$41,816,350

Shares of Capital Stock, each at $0.001 par value; 125,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,770,212 ÷ 622,011 shares outstanding)	$7.67
Class A:
Net Asset Value and redemption price per share ($31,587,998 ÷ 4,128,363 shares outstanding)	$7.65
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$8.12
Class C:
Net Asset Value and offering price per share ($5,273,620 ÷ 782,280 shares outstanding)	$6.74 (a)
Class R:
Net Asset Value, offering, and redemption price per share ($184,520 ÷ 23,668 shares outstanding)	$7.80

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended October 31, 2015 (Unaudited)

Investment Income:
Dividends	$1,657
Interest	16,605

Total Investment Income	18,262

Expenses:
Investment advisory fees	199,089
Distribution fees - Class AAA.	5,199
Distribution fees - Class A	38,351
Distribution fees - Class C	23,946
Dividend expense on securities sold short	156,026
Service fees for securities sold short (See Note 2)	49,825
Shareholder services fees	35,941
Registration expenses	30,851
Legal and audit fees	26,085
Shareholder communications expenses	22,757
Directors’ fees	19,448
Custodian fees	4,250
Miscellaneous expenses	12,744

Total Expenses	624,512

Less:
Expenses paid indirectly by broker (See Note 6)	(2,630)
Net Expenses	621,882

Net Investment Loss	(603,620)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts:
Net realized loss on investments	(387,560)
Net realized loss on securities sold short	(194,477)
Net realized gain on futures contracts	752,860

Net realized gain on investments, securities sold short, and futures contracts	170,823

Net change in unrealized appreciation/depreciation:
on investments	(338,032)
on securities sold short	844,400
on futures contracts	(929,820)

Net change in unrealized appreciation/depreciation on investments, securities sold short, and futures contracts	(423,452)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts	(252,629)

Net Decrease in Net Assets Resulting from Operations	$(856,249)

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net investment loss	$(603,620)	$(1,261,695)
Net realized gain/(loss) on investments, securities sold short, and futures contracts	170,823	(15,072,653)
Net change in unrealized appreciation/depreciation on investments, securities sold short, and futures contracts	(423,452)	(1,817,771)

Net Decrease in Net Assets Resulting from Operations	(856,249)	(18,152,119)

Capital Stock Transactions:
Proceeds from shares sold
Class AAA	1,986,370	1,635,662
Class A	29,582,476	135,961,964
Class C	1,772,003	2,674,684
Class R	10,109	29,814

	33,350,958	140,302,124

Cost of shares redeemed
Class AAA	(1,075,663)	(1,155,224)
Class A	(27,145,159)	(117,829,856)
Class C	(816,982)	(3,889,938)
Class R	(6,827)	—

	(29,044,631)	(122,875,018)

Net Increase in Net Assets from Capital Stock Transactions	4,306,327	17,427,106

Redemption Fees	130	4,470

Net Increase/(Decrease) in Net Assets	3,450,208	(720,543)
Net Assets:
Beginning of year	38,366,142	39,086,685

End of period (including undistributed net investment income of $0 and $0, respectively)	$41,816,350	$38,366,142

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations						Ratios to Average Net Assets/ Supplemental Data
Year Ended April 30 †	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return††	Net Assets End of Period (in 000’s)	Net Investment Loss	Operating Expenses(c)	Portfolio Turnover Rate
Class AAA
2016(d)	$ 7.68	$(0.12)	$ 0.11	$(0.01)	$0.00	$ 7.67	(0.13)%	$ 4,770	(2.95)%(e)	3.05%(e)(f)	22%
2015	9.70	(0.04)	(1.98)	(2.02)	0.00	7.68	(20.82)	3,958	(2.37)	2.42	410
2014	12.30	(0.30)	(2.30)	(2.60)	0.00	9.70	(21.14)	4,512	(2.65)	2.73	0
2013	15.00	(0.40)	(2.30)	(2.70)	0.00	12.30	(18.00)	3,924	(2.75)	2.87	246
2012	16.40	(0.40)	(1.00)	(1.40)	0.00	15.00	(8.54)	5,269	(2.27)	2.33	558
2011	20.70	(0.40)	(3.90)	(4.30)	0.00	16.40	(20.77)	1,235	(2.02)	2.11	368
Class A
2016(d)	$ 7.68	$(0.12)	$ 0.09	$(0.03)	$0.00	$ 7.65	(0.39)%	$ 31,588	(2.96)%(e)	3.05%(e)(f)	22%
2015	9.70	(0.05)	(1.97)	(2.02)	0.00	7.68	(20.82)	29,798	(2.37)	2.42	410
2014	12.30	(0.30)	(2.30)	(2.60)	0.00	9.70	(21.14)	27,165	(2.65)	2.73	0
2013	15.00	(0.40)	(2.30)	(2.70)	0.00	12.30	(18.00)	61,121	(2.75)	2.87	246
2012	16.40	(0.40)	(1.00)	(1.40)	0.00	15.00	(8.54)	102,182	(2.27)	2.33	558
2011	20.70	(0.40)	(3.90)	(4.30)	0.00	16.40	(20.77)	82,465	(2.02)	2.11	368
Class C
2016(d)	$ 6.78	$(0.13)	$ 0.09	$(0.04)	$0.00	$ 6.74	(0.59)%	$ 5,274	(3.71)%(e)	3.80%(e)(f)	22%
2015	8.60	(0.04)	(1.78)	(1.82)	0.00	6.78	(21.16)	4,429	(3.12)	3.17	410
2014	11.00	(0.30)	(2.10)	(2.40)	0.00	8.60	(21.82)	7,216	(3.40)	3.48	0
2013	13.50	(0.40)	(2.10)	(2.50)	0.00	11.00	(18.52)	9,408	(3.50)	3.62	246
2012	14.90	(0.50)	(0.90)	(1.40)	0.00	13.50	(9.40)	13,986	(3.02)	3.08	558
2011	19.00	(0.50)	(3.60)	(4.10)	0.00	14.90	(21.58)	14,366	(2.77)	2.86	368
Class R
2016(d)	$ 7.80	$(0.11)	$ 0.11	$ 0.00(b)	$0.00	$ 7.80	0.00%	$ 184	(2.71)%(e)	2.80%(e)(f)	22%
2015	9.80	(0.04)	(1.96)	(2.00)	0.00	7.80	(20.41)	181	(2.12)	2.17	410
2014	12.40	(0.30)	(2.30)	(2.60)	0.00	9.80	(20.97)	194	(2.40)	2.48	0
2013	15.10	(0.40)	(2.30)	(2.70)	0.00	12.40	(17.88)	221	(2.50)	2.62	246
2012	16.50	(0.30)	(1.10)	(1.40)	0.00	15.10	(8.48)	304	(2.01)	2.08	558
2011	20.80	(0.40)	(3.90)	(4.30)	0.00	16.50	(20.67)	310	(1.77)	1.86	368

†	All per share amounts and net asset values have been adjusted as a result of the 1 for 10 reverse stock split on October 24, 2014 (See note 7).
††

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended October 31, 2015 and the years ended April 30, 2015, 2014, 2013, 2012, and 2011 would have been 2.27%, 1.85%, 1.87%, 1.64%, 1.54%, and 1.60% (Class AAA and Class A), 3.02%, 2.60%, 2.62%, 2.39%, 2.29%, and 2.35% (Class C), and 2.01%, 1.60%, 1.62%, 1.39%, 1.29%, and 1.35% (Class R), respectively.

(d)	For the six months ended October 31, 2015, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the six months ended October 31, 2015 would have been 3.06%, 3.06%, 3.81%, and 2.81% for Class AAA, Class A, Class C, and Class R, respectively.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited)

1. Organization.  Comstock Capital Value Fund, a series of the Comstock Funds, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2. Significant Accounting Policies.  As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 10/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Exchange Traded Funds	$ 2,596,600	—	$ 2,596,600
U.S. Government Obligations	—	$37,932,515	37,932,515
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 2,596,600	$37,932,515	$ 40,529,115
LIABILITIES (Market Value):
Securities Sold Short (a)*	$(18,445,906)	—	$(18,445,906)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(18,445,906)	—	$(18,445,906)
OTHER FINANCIAL INSTRUMENTS:**
ASSETS (Market Value):
EQUITY CONTRACTS:
Index Put Options Purchased	$ 434,000	—	$ 434,000
LIABILITIES (Net Unrealized Depreciation):
EQUITY CONTRACTS:
Index Futures Contracts - Short Positions (b)	(1,102,358)	—	(1,102,358)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (668,358)	—	$ (668,358)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents net unrealized depreciation of futures contracts as reported in the SOI.
*	All Securities Sold Short positions are common stock.
**	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended October 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at October 31, 2015 or April 30, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation.  Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at October 31, 2015 are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Options.  The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of call options, the Fund pays a premium for the right to buy the underlying security at a specified price. The seller of the call has the obligation to sell the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a loss upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a gain upon sale or at expiration date, but only to the extent of the premium paid.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at October 31, 2015 are reflected within the Schedule of Investments.

The Fund’s volume of activity in index call and put options purchased during the six months ended October 31, 2015 had an average monthly cost amount of approximately $137,445 and $616,852, respectively.

As of October 31, 2015, the value of options purchased that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Assets, within Investments, at value. For the six months ended October 31, 2015, the effect of options purchased with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts, within Net realized loss on investments and Net change in unrealized appreciation/depreciation on investments.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at October 31, 2015 are reflected within the Schedule of Investments.

The Fund’s volume of activity in index futures contracts sold during the six months ended October 31, 2015 had an average notional value of approximately $18,304,936.

At October 31, 2015, the Fund’s derivative assets (by type) are as follows:

		Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Assets
Futures Contracts		$67,515	—	$67,515

At October 31, 2015, the Fund’s derivative assets (by counterparty) are as follows:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount

Counterparty
UBS Securities LLC	$67,515	—	—	$67,515

As of October 31, 2015, the equity risk exposure associated with the futures contracts can be found in the Statement of Assets and Liabilities, under Assets, Variation margin receivable. For the six months October 31, 2015, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts, within Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts.

Securities Sold Short.  The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at October 31, 2015 are reflected within the Schedule of Investments. For the six months ended October 31, 2015, the Fund incurred $49,825 in service fees related to its investment positions sold short and held by the broker. The amount is included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, if any, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the fund.

No distributions were made during the year ended April 30, 2015.

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At October 31, 2015, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through 2016	$4,484,299
Capital loss carryforward available through 2018	12,025,747
Capital loss carryforward available through 2019	37,242,276
Short term capital loss carryforward with no expiration	55,413,358
Long term capital loss carryforward with no expiration	45,400,188

Total capital loss carryforwards	$154,565,868

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments, proceeds from short sales, futures transactions, and the related net unrealized appreciation/depreciation at October 31, 2015:

	Cost (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$41,247,673	$901,804	$(1,186,362)	$(284,558)
Securities sold short	(19,720,657)	2,153,652	(878,901)	1,274,751
Futures contracts	—	—	(1,102,358)	(1,102,358)

		$3,055,456	$(3,167,621)	$(112,165)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended October 31, 2015, the Fund did not incur any income tax, interest, or penalties. As of October 31, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors, trustees, or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class R Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities during the six months ended October 31, 2015, other than short term securities and U.S. Government Obligations, aggregated $1,869,668 and $352,818, respectively.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

6.  Transactions with Affiliates and Other Arrangements. During the six months ended October 31, 2015, the Distributor retained a total of $7,155 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during the six months ended October 31, 2015 was $2,630.

7.  Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class R Shares. Class AAA and Class R Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended October 31, 2015 and the year ended April 30, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

As approved by the Board of Directors, the Fund effected a 1 for 10 reverse stock split on October 24, 2014. The net asset value of each share class increased proportionately at that time.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Class AAA
Shares sold	245,494	1,143,038
Shares redeemed	(138,541)	(493,394)
Share reduction from 1 for 10 reverse stock split	—	(4,782,839)
Net increase/(decrease)	106,953	(4,133,195)

Class A
Shares sold	3,774,554	125,919,942
Shares redeemed	(3,527,795)	(60,662,642)
Share reduction from 1 for 10 reverse stock split	—	(89,408,293)
Net increase/(decrease)	246,759	(24,150,993)

Class C
Shares sold	249,639	2,698,832
Shares redeemed	(120,852)	(2,135,969)
Share reduction from 1 for 10 reverse stock split	—	(8,263,944)
Net increase/(decrease)	128,787	(7,701,081)

Class R
Shares sold	1,265	13,452
Shares redeemed	(812)	—
Share reduction from 1 for 10 reverse stock split	—	(187,517)
Net increase/(decrease)	453	(174,065)

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Comstock Capital Value Fund

Annual Approval of Continuance of Investment Advisory Agreement (Unaudited)

In determining whether to approve the continuance of the Agreement, the Board considered the following information at a meeting on May 19, 2015:

1.  The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser, and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2.  The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended March 31, 2015, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of other specialty diversified equity funds (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given

Comstock Capital Value Fund

Annual Approval of Continuance of Investment Advisory Agreement (Unaudited) (Continued)

the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one year, three year, five year, and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3.  The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against a comparative Lipper expense peer group comprised of other specialty diversified equity funds (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee was higher than average and the total expense ratio was higher than the average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that in some cases the fees charged by the Adviser were the same, or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2014. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4.  The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the

Comstock Capital Value Fund

Annual Approval of Continuance of Investment Advisory Agreement (Unaudited) (Continued)

Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5.  Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on the evaluation of all these factors and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Charles L. Minter joined Gabelli Funds, LLC in 2000, when the management of the Comstock Funds, Inc. was assumed by Gabelli Funds, LLC. Mr. Minter is currently a Co-Portfolio Manager and Director of the Fund.

Mr. Minter was one of the founders of Comstock Partners, Inc. which was formed in 1986. Prior to forming Comstock Partners, Inc., Mr. Minter worked for Merrill Lynch in Institutional Sales as a Vice President from 1976-1986. Mr. Minter received an M.B.A. degree with distinction from New York University’s Graduate School of Business and a B.S. degree from Florida State University.

Dennis J. DeCore joined Gabelli Funds, LLC in 2014 as Co-Portfolio Manager of the Comstock Funds, Inc. Mr. DeCore has extensive experience in the brokerage business. Prior to joining Gabelli Funds, LLC, he held positions at Merrill Lynch and Nomura Securities. Mr. DeCore received a B.S. degree in Finance and Economics from Rider University and an M.B.A. degree in Finance from New York University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

M. Bruce Adelberg

Consultant,

MBA Research Group

Anthony S. Colavita, Esq.

Attorney,

Anthony S. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Charles L. Minter

Former Chairman and

Chief Executive Officer,

Comstock Partners, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Henry G. Van der Eb, CFA

Senior Vice President,

GAMCO Investors, Inc.

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Carolyn Matlin

Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCOOCT15SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	12/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	12/30/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	12/30/2015

* Print the name and title of each signing officer under his or her signature.